Personnel expenses - Disclosure of Non-Cash Costs for Share-Based Payments by Functions (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	SFr 4,105	SFr 5,207	SFr 5,088
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	2,365	3,057	3,010
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	SFr 1,740	SFr 2,150	SFr 2,078